Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of sales to members	Sales to members were as follows:

	(dollars in thousands)
	2020	2019	2018
Capacity revenues	$971,071	$942,057	$927,419
Energy revenues	405,939	487,795	551,960
Total	$1,377,010	$1,429,852	$1,479,379

Schedule of members whose revenues accounted for 10% or more of total operating revenues	The following table reflects members whose revenues accounted for 10% or more of our total operating revenues in 2020, 2019 or 2018:

	2020	2019	2018
Jackson EMC	15.2%	14.4%	14.1%
Cobb EMC	13.2%	13.8%	13.9%

Schedule reflecting details of asset retirement obligations included in the consolidated balance sheets
The following table reflects the details of the asset retirement obligations included in the consolidated balance sheets for the years 2020 and 2019.

	(dollars in thousands)
	Nuclear	Coal Ash Pond	Other	Total
Balance at December 31, 2019	$697,441	$329,264	$43,935	1,070,640
Liabilities settled	—	(4,656)	(2,332)	(6,988)
Accretion	40,776	12,059	1,640	54,475
Deferred accretion	—	(853)	—	(853)
Change in cash flow estimates	—	10,775	7,934	18,709
Balance at December 31, 2020	$738,217	$346,589	$51,177	$1,135,983

	(dollars in thousands)
	Nuclear	Coal Ash Pond	Other	Total
Balance at December 31, 2018	$658,956	$326,248	$32,359	$1,017,563
Liabilities settled	—	(3,380)	(1,158)	(4,538)
Accretion	38,485	10,494	1,494	50,473
Deferred accretion	—	1,860	—	1,860
Change in cash flow estimates	—	(5,958)	11,240	5,282
Balance at December 31, 2019	$697,441	$329,264	$43,935	$1,070,640

Schedule of estimated costs of decommissioning of co-owned nuclear facilities	Our portion of the estimated costs of decommissioning co-owned nuclear facilities are as follows:

	(dollars in thousands)
2018 site study	Hatch Unit No. 1	Hatch Unit No. 2	Vogtle Unit No. 1	Vogtle Unit No. 2
Expected start date of decommissioning	2034	2038	2047	2049
Estimated costs based on site study in 2018 dollars:
Radiated structures	$209,000	$231,000	$188,000	$206,000
Spent fuel management	54,000	49,000	55,000	51,000
Non-radiated structures	14,000	19,000	23,000	29,000
Total estimated site study costs	$277,000	$299,000	$266,000	$286,000

Schedule of external and internal trust funds by type of investment
The following table outlines the fair value of our nuclear decommissioning funds as of December 31, 2020 and December 31, 2019. The funds were invested in a diversified mix of approximately 64% equity and 36% fixed income securities in 2020 and 2019.

	2020
External Trust Funds:	(dollars in thousands)
	Cost 12/31/2019	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2020
Equity	$212,585	$27,707	$(16,444)	$177,866	$401,714
Debt	174,645	536,147	(523,926)	11,100	197,966
Other	(702)	14,756	(15,553)	—	(1,499)
	$386,528	$578,610	$(555,923)	$188,966	$598,181
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends and fees of $22,686,000.

	2020
Internal Funds:	(dollars in thousands)
	Cost 12/31/2019	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2020
Equity	$47,062	$—	$3,586	$33,665	$84,313
Debt	44,347	132,710	(126,590)	2,519	52,986
	$91,409	$132,710	$(123,004)	$36,184	$137,299
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $9,705,000.

	2019
External Trust Funds:	(dollars in thousands)
	Cost 12/31/2018	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2019
Equity	$207,313	$11,950	$(6,678)	$119,263	$331,848
Debt	166,023	361,844	(353,222)	5,548	180,193
Other	115	544	(1,361)	—	(702)
	$373,451	$374,338	$(361,261)	$124,811	$511,339
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends and fees of $13,078,000.

	2019
Internal Funds:	(dollars in thousands)
	Cost 12/31/2018	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2019
Equity	$44,295	$—	$2,767	$19,578	$66,640
Debt	38,382	140,997	(135,033)	1,161	45,507
	$82,677	$140,997	$(132,266)	$20,739	$112,147
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $8,732,000.

Schedule of annual depreciation rates	Annual weighted average depreciation rates in effect in 2020, 2019, and 2018 were as follows:

	Range of Useful Life in years*	2020	2019	2018
Steam production	49-65	2.58%	2.61%	2.57%
Nuclear production	37-60	1.93%	1.94%	1.92%
Hydro production	50	2.00%	2.00%	2.00%
Other production	25-35	2.61%	2.61%	2.61%
Transmission	36	2.75%	2.75%	2.75%
General	3-50	2.00-33.33%	2.00-33.33%	2.00-33.33%
*Calculated based on the composite depreciation rates in effect for 2020.

Schedule of regulatory assets and liabilities	Regulatory liabilities represent certain items of income that we are retaining and that will be applied in the future to reduce revenues required to be recovered from members.

	(dollars in thousands)
	2020	2019
Regulatory Assets:
Premium and loss on reacquired debt(a)	$35,433	$40,067
Amortization on financing leases(b)	35,328	35,433
Outage costs(c)	35,232	34,367
Asset retirement obligations – Ashpond and other(k)	242,832	245,932
Depreciation expense(d)	38,396	39,820
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs(e)	55,430	53,466
Interest rate options cost(f)	126,813	121,938
Deferral of effects on net margin – Smith Energy Facility(g)	148,620	154,564
Other regulatory assets(m)	13,354	37,925
Total Regulatory Assets	$731,438	$763,512
Regulatory Liabilities:
Accumulated retirement costs for other obligations(h)	$20,054	$12,692
Deferral of effects on net margin – Hawk Road Energy Facility(g)	17,869	18,485
Major maintenance reserve(i)	39,776	50,144
Amortization on financing leases(b)	11,356	14,256
Deferred debt service adder(j)	123,772	114,453
Asset retirement obligations – Nuclear(k)	130,901	61,516
Revenue deferral plan(l)	220,111	90,066
Other regulatory liabilities(m)	2,560	2,629
Total Regulatory Liabilities	$566,399	$364,241
Net regulatory assets	$165,039	$399,271
(a)Represents premiums paid, together with unamortized transaction costs related to reacquired debt that are being amortized over the lives of the refunding debt, which range up to 23 years.
(b)Represents the difference between expense recognized for rate-making purposes versus financial statement purposes related to finance lease payments and the aggregate of the amortization of the asset and interest on the obligation.
(c)Consists of both coal-fired maintenance and nuclear refueling outage costs. Coal-fired outage costs are amortized on a straight-line basis to expense over periods up to 60 months, depending on the operating cycle of each unit. Nuclear refueling outage costs are amortized on a straight-line basis to expense over the 18 or 24-month operating cycles of each unit.
(d)Prior to Nuclear Regulatory Commission (NRC) approval of a 20-year license extension for Plant Vogtle, we deferred the difference between Plant Vogtle depreciation expense based on the then 40-year operating license and depreciation expense assuming an expected 20-year license extension. Amortization commenced upon NRC approval of the license extension in 2009 and is being amortized over the remaining life of the plant.
(e)Deferred charges consist of training related costs, including interest and carrying costs of such training. Amortization will commence effective with the commercial operation date of each unit and amortized to expense over the life of the units.
(f)Deferral of premiums paid to purchase interest rate options used to hedge interest rates on certain borrowings, related carrying costs and other incidentals associated with construction of Vogtle Units No. 3 and No. 4. Amortization will commence when Vogtle Unit No. 3 goes in-service, which is expected November 2021.
(g)Effects on net margin for Smith and Hawk Road Energy Facilities were deferred through the end of 2015 and are being amortized over the remaining life of each respective plant.
(h)Represents the accrual of retirement costs associated with long-lived assets for which there are no legal obligations to retire the assets.
(i)Represents collections for future major maintenance costs; revenues are recognized as major maintenance costs are incurred.
(j)Represents collections to fund certain debt payments to be made through the end of 2025 which will be in excess of amounts collected through depreciation expense; the deferred credits will be amortized over the remaining useful life of the plants.
(k)Represents the difference in the timing of recognition of decommissioning costs for financial statement purposes versus ratemaking purposes, as well as the deferral of unrealized gains and losses of funds set aside for decommissioning.
(l)Deferred revenues under a rate management program that allows for additional collections over a five-year period beginning in 2018. These amounts will be amortized to income and applied to member billings over the subsequent five-year period.
(m)The amortization periods for other regulatory assets range up to 29 years and the amortization periods of other regulatory liabilities range up to 6 years.